INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Income Taxes Details Narrative
Change in valuation allowance	$ 1,800,000	$ 2,000,000
Federal and state net operating loss carry-forwards	18,700,000	$ 17,300,000
Research and development credits	$ 300,000